Templeton Global Smaller Companies Fund
Statement of Investments, November 30, 2019 (unaudited)
		Industry	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests 93.8%
	Argentina 1.0%
[a]	Livent Corp.	Chemicals	1,630,700	$12,719,460
	Bahamas 2.1%
[a]	OneSpaWorld Holdings Ltd.	Diversified Consumer Services	1,478,293	24,140,525
[a]	OneSpaWorld Holdings Ltd., wts., 3/19/24	Diversified Consumer Services	314,014	1,723,937
				25,864,462
	Belgium 1.9%
	Barco NV	Electronic Equipment, Instruments & Components	100,700	23,241,125
	Brazil 1.4%
	Camil Alimentos SA	Food Products	5,983,400	10,617,702
	M. Dias Branco SA	Food Products	893,800	6,977,029
				17,594,731
	Canada 2.6%
	Canaccord Genuity Group Inc.	Capital Markets	1,679,800	6,197,124
[a]	Canada Goose Holdings Inc.	Textiles, Apparel & Luxury Goods	155,100	5,961,342
	Canadian Western Bank	Banks	422,426	11,303,283
	The North West Co. Inc.	Food & Staples Retailing	387,700	8,269,493
				31,731,242
	China 0.8%
	Haitian International Holdings Ltd.	Machinery	4,310,000	9,635,530
	Denmark 0.4%
	Matas AS	Specialty Retail	626,363	4,626,660
	Finland 1.8%
	Huhtamaki OYJ	Containers & Packaging	516,120	22,658,057
	Germany 4.8%
	Gerresheimer AG	Life Sciences Tools & Services	235,015	17,281,861
	Grand City Properties SA	Real Estate Management & Development	652,387	15,135,867
	Jenoptik AG	Electronic Equipment, Instruments & Components	414,776	12,072,302
	Rational AG	Machinery	14,086	10,784,900
[a]	zooplus AG	Internet & Direct Marketing Retail	34,087	3,375,920
				58,650,850
	Hong Kong 4.0%
	Johnson Electric Holdings Ltd.	Electrical Equipment	5,613,380	12,592,421
	Samsonite International SA	Textiles, Apparel & Luxury Goods	2,761,800	6,139,058
	Techtronic Industries Co. Ltd.	Machinery	3,076,790	23,131,543
	Value Partners Group Ltd.	Capital Markets	11,893,700	6,715,827
				48,578,849
	India 1.1%
	DCB Bank Ltd.	Banks	2,917,037	7,409,580
	Welspun India Ltd.	Textiles, Apparel & Luxury Goods	8,075,248	5,942,565
				13,352,145
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  1

Templeton Global Smaller Companies Fund
Statement of Investments (unaudited)
		Industry	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Indonesia 0.1%
[b]	Sakari Resources Ltd.	Metals & Mining	1,342,000	$686,821
	Italy 4.2%
	Freni Brembo SpA	Auto Components	491,202	6,082,332
	Interpump Group SpA	Machinery	671,437	20,977,568
	Technogym SpA	Leisure Products	2,018,857	24,865,146
	Tod’s SpA	Textiles, Apparel & Luxury Goods	6,074	267,255
				52,192,301
	Japan 13.1%
	Asics Corp.	Textiles, Apparel & Luxury Goods	1,109,500	18,377,630
	Bunka Shutter Co. Ltd.	Building Products	685,600	6,050,793
	Dowa Holdings Co. Ltd.	Metals & Mining	284,700	10,183,185
	en-japan Inc.	Professional Services	167,000	7,796,537
	Ezaki Glico Co. Ltd.	Food Products	228,700	10,489,005
	Idec Corp.	Electrical Equipment	529,700	11,246,839
	IDOM Inc.	Specialty Retail	1,813,600	8,665,779
	Kobayashi Pharmaceutical Co. Ltd.	Personal Products	59,978	4,920,766
	Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing	118,600	4,529,240
	MEITEC Corp.	Professional Services	165,300	8,744,114
	Morita Holdings Corp.	Machinery	244,100	3,907,206
	Nihon Parkerizing Co. Ltd.	Chemicals	529,300	5,614,337
	Rinnai Corp.	Household Durables	167,500	12,854,598
	Tadano Ltd.	Machinery	620,600	6,066,804
	Taiyo Holdings Co. Ltd.	Chemicals	69,400	2,672,523
	TechnoPro Holdings Inc.	Professional Services	110,900	7,376,109
	Tsumura & Co.	Pharmaceuticals	720,600	21,495,217
[c]	Zojirushi Corp.	Household Durables	605,500	9,874,538
				160,865,220
	Netherlands 2.4%
	Aalberts NV	Machinery	167,048	7,075,893
	Arcadis NV	Construction & Engineering	485,363	9,870,565
	Flow Traders	Capital Markets	222,759	5,227,072
	PostNL NV	Air Freight & Logistics	3,531,909	7,470,581
				29,644,111
	Poland 0.5%
	CCC SA	Textiles, Apparel & Luxury Goods	206,506	5,920,041
	South Korea 1.5%
	BNK Financial Group Inc.	Banks	1,715,645	10,106,037
	DGB Financial Group Inc.	Banks	1,326,636	7,960,535
				18,066,572
	Spain 0.5%
	Construcciones y Auxiliar de Ferrocarriles SA	Machinery	136,709	5,971,507
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Templeton Global Smaller Companies Fund
Statement of Investments (unaudited)
		Industry	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Sweden 4.4%
	Billerudkorsnas AB	Containers & Packaging	530,343	$6,039,022
	Cloetta AB, B	Food Products	1,844,463	5,897,382
	Dometic Group AB	Auto Components	2,005,212	20,079,968
[d]	The Thule Group AB, Reg S	Leisure Products	988,170	21,524,352
				53,540,724
	Switzerland 3.9%
	Bucher Industries AG	Machinery	46,681	14,957,340
	Landis+Gyr Group AG	Electronic Equipment, Instruments & Components	96,739	9,877,546
	Logitech International SA	Technology Hardware, Storage & Peripherals	297,170	12,944,725
	Tecan Group AG	Life Sciences Tools & Services	39,257	10,544,958
				48,324,569
	Taiwan 7.2%
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	1,089,000	8,899,332
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	6,221,432	18,034,022
	Giant Manufacturing Co. Ltd.	Leisure Products	1,590,311	11,511,537
	King Yuan Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	14,346,000	17,338,685
	Merida Industry Co. Ltd.	Leisure Products	1,652,000	9,469,064
	Nien Made Enterprise Co. Ltd.	Household Durables	764,000	7,006,649
	Tripod Technology Corp.	Electronic Equipment, Instruments & Components	4,056,000	16,805,346
				89,064,635
	United Kingdom 5.5%
	Bellway PLC	Household Durables	145,767	6,295,185
	Bovis Homes Group PLC	Household Durables	386,317	6,120,865
	Greggs PLC	Hotels, Restaurants & Leisure	378,959	10,204,831
	Janus Henderson Group PLC	Capital Markets	400,433	10,170,998
[a]	LivaNova PLC	Health Care Equipment & Supplies	120,000	10,051,200
	Man Group PLC	Capital Markets	6,682,548	13,116,068
	Oxford Instruments PLC	Electronic Equipment, Instruments & Components	559,713	11,539,489
				67,498,636
	United States 28.6%
	Alamo Group Inc.	Machinery	189,110	21,709,828
	AllianceBernstein Holding LP	Capital Markets	780,765	22,618,762
[a]	BrightView Holdings Inc.	Commercial Services & Supplies	345,000	5,533,800
	Columbia Sportswear Co.	Textiles, Apparel & Luxury Goods	227,350	21,029,875
[a]	Crown Holdings Inc.	Containers & Packaging	255,000	19,354,500
[a]	Ferro Corp.	Chemicals	1,109,840	16,003,893
[a]	Freshpet Inc.	Food Products	446,200	23,978,788
[a]	Hibbett Sports Inc.	Specialty Retail	140,090	3,974,353
	Hillenbrand Inc.	Machinery	500,410	15,822,964
	Huntington Bancshares Inc.	Banks	1,466,399	21,834,681
	Hyster-Yale Materials Handling Inc.	Machinery	178,800	10,590,324
	Jones Lang LaSalle Inc.	Real Estate Management & Development	104,700	17,414,751
[a]	Knowles Corp.	Electronic Equipment, Instruments & Components	896,610	19,635,759
  |  3

Templeton Global Smaller Companies Fund
Statement of Investments (unaudited)
		Industry	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	United States (continued)
	LCI Industries	Auto Components	107,880	$11,484,905
	Levi Strauss & Co., A	Textiles, Apparel & Luxury Goods	868,100	14,566,718
[a]	Patrick Industries Inc.	Building Products	151,035	7,479,253
[a]	Pra Health Sciences Inc.	Life Sciences Tools & Services	75,906	8,259,332
	Simpson Manufacturing Co. Inc.	Building Products	153,040	12,426,848
[a]	Sonos Inc.	Household Durables	968,900	13,419,265
	STORE Capital Corp.	Equity Real Estate Investment Trusts (REITs)	197,000	8,019,870
[a]	Texas Capital Bancshares Inc.	Banks	153,070	8,847,446
[a]	Trimas Corp.	Machinery	531,950	16,479,811
	United Insurance Holdings Corp.	Insurance	856,490	10,868,858
	Voya Financial Inc.	Diversified Financial Services	175,800	10,245,624
	Winnebago Industries Inc.	Automobiles	202,210	9,611,042
				351,211,250
	Total Common Stocks and Other Equity Interests (Cost $842,871,565)			1,151,639,498

	Preferred Stocks (Cost $4,960,531) 1.0%
	Brazil 1.0%
[a]	Alpargatas SA, pfd.	Textiles, Apparel & Luxury Goods	1,706,287	12,795,894
	Total Investments before Short Term Investments (Cost $847,832,096)			1,164,435,392
			Principal Amount
	Short Term Investments 5.2%
	U.S. Government and Agency Securities (Cost $60,894,824) 5.0%
	United States 5.0%
[e]	FHLB, 12/02/19		$60,900,000	60,892,033
			Shares

	Investments from Cash Collateral Received for Loaned Securities 0.2%
	Money Market Funds (Cost $2,301,684) 0.2%
	United States 0.2%
[f,g]	Institutional Fiduciary Trust Money Market Portfolio, 1.35%		2,301,684	2,301,684
	Total Investments (Cost $911,028,604) 100.0%			1,227,629,109
	Other Assets, less Liabilities 0.0%†			428,380
	Net Assets 100.0%			$1,228,057,489
  |  4

Templeton Global Smaller Companies Fund
Statement of Investments (unaudited)
See Abbreviations on page 8.
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
[c]A portion or all of the security is on loan at November 30, 2019.
[d]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2019, the value of this security was $21,524,352, representing 1.8% of net assets.
[e]The security was issued on a discount basis with no stated coupon rate.
[f]See Note 4 regarding investments in affiliated management investment companies.
[g]The rate shown is the annualized seven-day effective yield at period end.
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Templeton Global Smaller Companies Fund
Notes to Statement of Investments (unaudited)
1.  ORGANIZATION
Templeton Global Smaller Companies Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts,
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Templeton Global Smaller Companies Fund
Notes to Statement of Investments (unaudited)
futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At November 30, 2019, a market event occurred resulting in a portion of the securities held by the Fund being valued using fair value procedures.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
4.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended November 30, 2019, the Fund held investments in affiliated management investment companies as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Income from securities loaned
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.35%	$9,552,884	$20,792,272	$(28,043,472)	$ —	$ —	$2,301,684	2,301,684	$21,057
5.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
  |  7

Templeton Global Smaller Companies Fund
Notes to Statement of Investments (unaudited)
5.  FAIR VALUE MEASUREMENTS (continued)
A summary of inputs used as of November 30, 2019, in valuing the Fund’s assets carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Indonesia	$—	$—	$686,821	$686,821
Poland	—	5,920,041	—	5,920,041
All Other Equity Investments	1,157,828,530	—	—	1,157,828,530
Short Term Investments	2,301,684	60,892,033	—	63,193,717
Total Investments in Securities	$1,160,130,214	$66,812,074	$686,821	$1,227,629,109

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common and preferred stocks as well as other equity interests.
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.
6.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
ABBREVIATIONS
Selected Portfolio
FHLB	Federal Home Loan Bank

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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